Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes Converted to Shares - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Promissory Notes Converted to Shares [Abstract]
Carrying value as at January 1	$ 5,118,173	$ 3,083,223
Interest accrued at effective interest rate	384,754	2,761,872
Shares issued for interest payment		(41,591)
Shares issued on conversion of convertible promissory note	(600,000)	(3,444,872)
Redemption of convertible promissory note	(4,902,927)
Carrying value as at December 31		$ 5,118,173